UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Logan Circle Partners Core Plus Fund

Semi-Annual Report	April 30, 2016

Investment Adviser: Logan Circle Partners, L.P.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 35.1%
	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.6%
FHLMC
5.500%, 06/01/41	$15,453	$17,502
4.000%, 08/01/44 to 02/01/46	191,668	206,059
3.500%, 08/01/30 to 11/01/45	102,017	107,995
FHLMC Multifamily Structured Pass Through Certificates, Ser KF12, Cl A
1.125%, 05/25/16 (A)	19,980	20,056
FHLMC Reference REMIC, Ser R006, Cl ZA
6.000%, 04/15/36	30,629	35,072
FHLMC, Ser 2003-2632, Cl AB
4.500%, 06/15/18	13,223	13,578
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	46,691	47,920
FNMA
6.000%, 09/01/39	3,397	3,875
5.500%, 04/01/36 to 07/01/40	70,201	79,397
4.500%, 04/01/35	31,299	34,224
4.000%, 06/01/45 to 04/01/46	155,578	167,073
3.500%, 07/01/30 to 04/01/46	578,691	607,677
3.000%, 12/01/42	30,840	31,708

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA TBA
5.000%, 06/01/41	$55,000	$60,812
4.500%, 06/12/37	220,000	239,327
4.000%, 06/01/39	175,000	186,727
3.500%, 05/15/26 to 06/01/41	325,000	341,198
3.000%, 04/01/42 to 06/13/42	250,000	255,940
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	3,696	4,538
FNMA, Ser 2004-54, Cl ES
7.178%, 05/25/16 (A)	27,517	31,888
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	15,668	17,438
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	73,152	86,380
FNMA, Ser M13, Cl A2
3.021%, 08/25/24 (A)	10,000	10,493
GNMA
5.500%, 07/20/43 to 09/20/43	22,862	25,240
5.294%, 05/20/60	78,692	83,042
4.626%, 06/20/62	106,269	113,006

		2,828,165

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.5%
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl AM
5.800%, 05/01/16 (A)	10,000	10,289
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	3,773	3,761
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A5
2.122%, 05/01/16 (A)	21,130	20,700
Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	32,362
Commercial Mortgage Trust, Ser 2015-PC1, Cl B
4.443%, 07/10/50 (A)	10,000	10,221
Credit Suisse First Boston Mortgage Securities, Ser C3, Cl B
4.882%, 07/15/37	10,000	9,990
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	38,604	39,851
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.573%, 04/25/35 (A)	18,620	18,240

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FREMF Mortgage Trust, Ser 2015-K721, Cl B
3.681%, 09/25/22 (A) (B)	$25,000	$22,086
FREMF Mortgage Trust, Ser K24, Cl B
3.681%, 11/25/45 (A) (B)	25,000	25,450
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (A)	4,139	4,148
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl A4
5.814%, 05/01/16 (A)	13,293	13,276
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.080%, 05/01/16 (A)	10,000	10,447
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/49	39,335	40,168
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	40,000	39,446
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LD11, Cl AM
5.740%, 05/01/16 (A)	10,000	9,936
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
2.534%, 05/01/16 (A)	15,750	15,463
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.100%, 07/15/44 (A)	35,000	36,320
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl X, IO
0.563%, 05/11/16 (A) (B)	461,771	1,322
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (A)	20,000	19,430
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.520%, 10/25/35 (A)	31,382	29,618
Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
0.643%, 05/25/16 (A)	15,581	14,096
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.990%, 05/01/16 (A)	15,000	15,725
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 08/15/47	30,000	32,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.500%, 08/15/47 (A)	$10,000	$9,150
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AM
5.370%, 12/15/43	70,000	70,492
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.820%, 06/11/42 (A)	42,030	43,653
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A4
8.500%, 06/25/35 (B)	32,715	34,374
Rialto Real Estate Fund LLC, Ser 2015-LT7, Cl A
3.000%, 12/25/32 (B)	60,812	60,812
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
6.170%, 05/01/16 (A)	20,000	20,027
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	10,000	10,189
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/47	50,000	53,080

		776,351

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,601,609)		3,604,516

CORPORATE OBLIGATIONS — 35.0%

CONSUMER DISCRETIONARY — 4.4%
Altice Luxembourg
7.750%, 05/15/22 (B)	25,000	24,937
Amazon.com
4.950%, 12/05/44	20,000	23,366
AutoNation
4.500%, 10/01/25	45,000	46,654
CCO Safari II
6.384%, 10/23/35 (B)	30,000	34,629
4.464%, 07/23/22 (B)	25,000	26,581
Clear Channel Worldwide Holdings
6.500%, 11/15/22	35,000	35,175
General Motors
4.875%, 10/02/23	70,000	74,936
Kohl’s
5.550%, 07/17/45	20,000	17,999

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Newell Brands
3.850%, 04/01/23	$55,000	$57,509
NVR
3.950%, 09/15/22	25,000	25,547
QVC
5.450%, 08/15/34	15,000	13,382
4.375%, 03/15/23	55,000	54,917
Sky
6.100%, 02/15/18 (B)	20,000	21,516

		457,148

CONSUMER NON-CYCLICAL — 0.4%
SABMiller Holdings
3.750%, 01/15/22 (B)	35,000	37,393

CONSUMER STAPLES — 1.8%
Altria Group
10.200%, 02/06/39	20,000	36,546
CVS Health
5.125%, 07/20/45	20,000	23,373
3.875%, 07/20/25	15,000	16,191
Kraft Heinz Foods
4.875%, 02/15/25 (B)	55,000	60,848
Reynolds American
5.850%, 08/15/45	20,000	24,550
Sysco
2.500%, 07/15/21	20,000	20,244

		181,752

ENERGY — 3.7%
Anadarko Petroleum
6.600%, 03/15/46	15,000	16,978
6.450%, 09/15/36	26,000	28,050
5.550%, 03/15/26	10,000	10,719
Canadian Oil Sands
7.750%, 05/15/19 (B)	20,000	21,780
4.500%, 04/01/22 (B)	30,000	30,021
DCP Midstream Operating
2.500%, 12/01/17	5,000	4,837
Devon Energy
5.850%, 12/15/25	26,000	27,304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Energy Transfer Partners
6.050%, 06/01/41	$15,000	$13,601
4.050%, 03/15/25	40,000	37,287
Enterprise Products Operating
7.034%, 01/15/68 (A)	15,000	15,375
3.700%, 02/15/26	30,000	30,514
Halliburton
5.000%, 11/15/45	10,000	10,244
Petroleos Mexicanos
5.625%, 01/23/46	15,000	13,355
Schlumberger Holdings
4.000%, 12/21/25 (B)	25,000	26,703
Suncor Energy
5.950%, 12/01/34	20,000	21,632
Transocean
3.000%, 10/15/17	54,000	51,840
Weatherford International
5.125%, 09/15/20	5,000	4,584
Williams Partners
5.100%, 09/15/45	25,000	20,398

		385,222

FINANCIALS — 12.1%
American International Group
4.375%, 01/15/55	10,000	8,987
American Tower
3.450%, 09/15/21	20,000	20,717
Ameriprise Financial
7.518%, 06/01/66 (A)	16,000	15,600
Anheuser-Busch InBev Finance
4.700%, 02/01/36	70,000	76,554
3.650%, 02/01/26	25,000	26,352
Apollo Management Holdings
4.000%, 05/30/24 (B)	15,000	15,159
Assurant
2.500%, 03/15/18	30,000	30,030
Bank of America
4.450%, 03/03/26	15,000	15,521
3.500%, 04/19/26	25,000	25,268
2.625%, 04/19/21	20,000	20,133

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Bear Stearns
5.550%, 01/22/17	$25,000	$25,729
Berkshire Hathaway
2.200%, 03/15/21	10,000	10,269
Boston Properties
3.650%, 02/01/26	25,000	26,177
Chubb INA Holdings
2.875%, 11/03/22	15,000	15,542
2.300%, 11/03/20	20,000	20,466
Citigroup
6.250%, 02/17/17 (A)	25,000	25,719
4.650%, 07/30/45	20,000	21,388
4.450%, 09/29/27	25,000	25,470
Citigroup Capital III
7.625%, 12/01/36	20,000	24,606
Compass Bank
6.400%, 10/01/17	40,000	41,937
Crown Castle Towers
4.174%, 08/15/17 (B)	20,000	20,376
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	25,000	24,188
Ford Motor Credit
2.551%, 10/05/18	25,000	25,375
General Motors Financial
5.250%, 03/01/26	25,000	27,425
Goldman Sachs Capital I
6.345%, 02/15/34	25,000	28,749
Goldman Sachs Group
6.750%, 10/01/37	55,000	66,675
2.625%, 04/25/21	20,000	20,111
Harley-Davidson Financial Services
2.250%, 01/15/19 (B)	15,000	15,231
HSBC Bank
7.650%, 05/01/25	10,000	12,335
HSBC Bank USA, NY
5.875%, 11/01/34	20,000	23,626
Intesa Sanpaolo
2.375%, 01/13/17	5,000	5,023
Janus Capital Group
4.875%, 08/01/25	25,000	26,648

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
JPMorgan Chase
4.250%, 10/01/27	$15,000	$15,655
3.300%, 04/01/26	30,000	30,379
KKR Group Finance III
5.125%, 06/01/44 (B)	25,000	24,543
MetLife
10.750%, 08/01/39	30,000	45,750
Morgan Stanley
4.350%, 09/08/26	20,000	20,666
3.875%, 01/27/26	20,000	20,753
2.500%, 04/21/21	15,000	15,028
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	35,000	34,868
Nomura Holdings
2.000%, 09/13/16	50,000	50,163
Royal Bank of Canada
4.650%, 01/27/26	35,000	36,475
S&P Global
3.300%, 08/14/20	25,000	25,941
Sirius International Group
7.506%, 05/29/49 (A) (B)	30,000	29,475
Toronto-Dominion Bank
2.125%, 04/07/21	25,000	25,073
USF&G Capital III
8.312%, 07/01/46 (B)	15,000	20,207
Validus Holdings
8.875%, 01/26/40	15,000	19,784
Wachovia Capital Trust III
5.570%, 06/15/16 (A)	20,000	19,950
Wells Fargo
4.300%, 07/22/27	15,000	15,998

		1,238,094

HEALTH CARE — 3.0%
AstraZeneca
2.375%, 11/16/20	25,000	25,552
CHS
8.000%, 11/15/19	60,000	60,375
Express Scripts Holding
4.500%, 02/25/26	15,000	16,073

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE — continued
Forest Laboratories
5.000%, 12/15/21 (B)	$25,000	$27,580
Gilead Sciences
2.550%, 09/01/20	25,000	25,967
Medco Health Solutions
4.125%, 09/15/20	25,000	26,477
Mylan
3.000%, 12/15/18 (B)	20,000	20,345
2.550%, 03/28/19	25,000	25,045
Perrigo
2.300%, 11/08/18	20,000	20,025
Tenet Healthcare
8.125%, 04/01/22	40,000	41,500
UnitedHealth Group
2.700%, 07/15/20	20,000	20,841

		309,780

INDUSTRIALS — 1.3%
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	30,260	30,185
General Electric
5.875%, 01/14/38	10,000	13,184
5.250%, 12/06/17	20,000	21,358
4.500%, 03/11/44	25,000	28,093
0.714%, 05/05/16 (A)	20,000	18,448
Lockheed Martin
3.350%, 09/15/21	20,000	21,343

		132,611

INFORMATION TECHNOLOGY — 2.4%
Apple
4.650%, 02/23/46	20,000	21,964
2.250%, 02/23/21	25,000	25,556
Cisco Systems
2.200%, 02/28/21	20,000	20,408
Harris
1.999%, 04/27/18	25,000	24,981
Hewlett Packard Enterprise
6.200%, 10/15/35 (B)	30,000	29,963
2.450%, 10/05/17 (B)	60,000	60,692

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Intel
4.900%, 07/29/45	$15,000	$17,175
Seagate HDD Cayman
5.750%, 12/01/34	25,000	16,748
4.750%, 06/01/23	10,000	7,767
Tyco Electronics Group
6.550%, 10/01/17	20,000	21,394

		246,648

MATERIALS — 2.6%
Albemarle
5.450%, 12/01/44	20,000	19,620
4.150%, 12/01/24	25,000	25,191
ArcelorMittal
6.125%, 06/01/25	25,000	24,438
Axiall
4.875%, 05/15/23	15,000	14,831
Barrick
5.250%, 04/01/42	10,000	9,764
4.100%, 05/01/23	11,000	11,358
BHP Billiton Finance USA
6.750%, 10/19/75 (A) (B)	15,000	15,559
Blue Cube Spinco
10.000%, 10/15/25 (B)	55,000	63,388
Georgia-Pacific
8.875%, 05/15/31	25,000	37,830
Platform Specialty Products
10.375%, 05/01/21 (B)	20,000	20,000
Rayonier AM Products
5.500%, 06/01/24 (B)	25,000	21,125

		263,104

MATERIALS & PROCESSING — 0.1%
ArcelorMittal
5.500%, 02/25/17	10,000	10,325

TELECOMMUNICATION SERVICES — 2.1%
Avaya
9.000%, 04/01/19 (B)	35,000	22,225
BellSouth
6.000%, 11/15/34	20,000	21,636

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TELECOMMUNICATION SERVICES — continued
Frontier Communications
11.000%, 09/15/25 (B)	$10,000	$10,100
Intelsat Jackson Holdings
7.250%, 04/01/19	40,000	32,800
Nokia
6.625%, 05/15/39	30,000	32,250
Sprint Capital
8.750%, 03/15/32	50,000	39,750
Verizon Communications
5.050%, 03/15/34	16,000	17,560
4.672%, 03/15/55	45,000	43,519

		219,840

UTILITIES — 1.1%
Duke Energy Progress
4.100%, 03/15/43	15,000	16,030
Exelon
2.850%, 06/15/20	25,000	25,513
Great Plains Energy
5.292%, 06/15/16 (C)	25,000	27,943
Monongahela Power
5.400%, 12/15/43 (B)	15,000	18,202
4.100%, 04/15/24 (B)	20,000	21,561

		109,249

TOTAL CORPORATE OBLIGATIONS (Cost $3,585,893)		3,591,166

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bond
3.000%, 11/15/45	260,000	278,220
2.500%, 02/15/46	10,000	9,663
U.S. Treasury Note
1.625%, 02/15/26	1,045,000	1,026,876
1.500%, 03/31/23	155,000	154,001
1.250%, 03/31/21	160,000	159,756
0.750%, 02/28/18	45,000	44,995
U.S Treasury Bill
1.573%, 05/12/16 (D)	760,000	759,969

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,433,223)		2,433,480

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

ASSET-BACKED SECURITIES — 5.1%
	Face Amount	Value

Access Group, Ser 2006-1, Cl B
0.779%, 05/25/16 (A)	$40,935	$33,332
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl B
1.070%, 03/08/18	26,565	26,559
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
0.927%, 05/26/16 (A)	49,429	49,085
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/21	25,000	25,132
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	42,997	42,982
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/18	15,000	15,005
CarFinance Capital Auto Trust, Ser 2014-1A, Cl A
1.460%, 12/17/18 (B)	14,416	14,370
CarMax Auto Owner Trust, Ser 2016-2, Cl A3
1.520%, 10/15/19	40,000	39,951
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A3
1.690%, 03/20/19	20,000	20,075
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	19,063	18,817
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A3
1.580%, 09/16/19	20,000	20,010
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A2
0.692%, 06/15/16 (A)	94,056	92,957
SMART ABS Series Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	25,000	24,825
SMB Private Education Loan Trust, Ser 2015-A, Cl A3
1.831%, 05/15/16 (A) (B)	100,000	96,500

TOTAL ASSET-BACKED SECURITIES (Cost $527,583)		519,600

LOAN PARTICIPATIONS — 1.0%
Avago Technologies Cayman, Term Loan B-1
4.250%, 02/01/23 (A)	25,000	25,005
Chrysler Group, Term Loan B
3.500%, 05/24/17	14,494	14,498
MacDermid, Term Loan
4.500%, 06/07/20	3,284	3,217
MacDermid, Term Loan B
4.500%, 06/05/20	18,757	18,378

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount /Shares	Value

MacDermid, Tranche B Term Loan, 1st Lien
4.500%, 06/07/20	$7,578	$7,425
Sungard Availability Services Capital, Term Loan
6.000%, 03/29/19	17,615	15,721
T-Mobile USA, Term Loan, 1st Lien
3.500%, 11/03/22 (A)	14,963	15,047

TOTAL LOAN PARTICIPATIONS (Cost $99,559)		99,291

MUNICIPAL BONDS — 0.8%

GEORGIA — 0.8%
Municipal Electric Authority of Georgia, Ser 2010-A
7.055%, 04/01/57	40,000	46,874
6.637%, 04/01/57	25,000	32,060

TOTAL MUNICIPAL BONDS (Cost $81,220)		78,934

PREFERRED STOCK — 0.2%

FINANCIALS — 0.2%
State Street, 5.350% (A)	800	21,032

TOTAL PREFERRED STOCK (Cost $20,000)		21,032

TOTAL INVESTMENTS — 100.9% (Cost $10,349,087)		$10,348,019

Percentages are based on Net Assets of $10,254,474.
(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2016.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2016. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

ABS — Asset-Based Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

REMIC — Real Estate Management Investment Conduit

Ser — Series

TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $10,349,087)	$10,348,019
Cash	900,060
Receivable for Investment Securities Sold	1,296,493
Dividends and Interest Receivable	56,274
Receivable due from Investment Adviser	25,845
Other Assets	13,585
Prepaid Expenses	9,913

Total Assets	12,650,189

Liabilities:
Payable for Investment Securities Purchased	2,342,379
Payable due to Administrator	9,016
Payable due to Trustees	3,998
Chief Compliance Officer Fees Payable	2,061
Other Accrued Expenses	38,261

Total Liabilities	2,395,715

Net Assets	$10,254,474

Net Assets Consist of:
Paid-in Capital	$10,265,254
Undistributed Net Investment Income	16,511
Accumulated Net Realized (Loss) on Investments	(26,223)
Net Unrealized (Depreciation) on Investments	(1,068)

Net Assets	$10,254,474

I Class Shares
Net Assets	$10,254,330
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,026,986

Net Asset Value, Offering and Redemption Price Per Share	$9.98

R Class Shares
Net Assets	$144
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	14

Net Asset Value, Offering and Redemption Price Per Share*	$10.00

* Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest	$147,954
Less: Foreign Taxes Withheld	(191)

Total Investment Income	147,763

Expenses
Administration Fees	54,749
Investment Advisory Fees	19,915
Trustees’ Fees	5,389
Chief Compliance Officer Fees	2,946
Transfer Agent Fees	29,428
Pricing Fees	19,063
Legal Fees	14,948
Audit Fees	13,059
Printing Fees	12,827
Registration and Filing Fees	8,774
Custodian Fees	7,987
Insurance and Other Expenses	3,350

Total Expenses	192,435

Less:
Investment Advisory Fees Waived	(19,915)
Reimbursement from Investment Advisor	(150,112)

Net Expenses	22,408

Net Investment Income	125,355

Net Realized Gain on Investments	16,033

Net Change in Unrealized Appreciation on Investments	129,523

Net Realized and Unrealized Gain on Investments	145,556

Net Increase in Net Assets Resulting from Operations	$270,911

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six-Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015*
Operations:
Net Investment Income	$125,355	$150,737
Net Realized Gain (Loss) on Investments	16,033	(36,862)
Net Change in Unrealized Appreciation (Depreciation) on Investments	129,523	(130,591)

Net Increase (Decrease) in Net Assets Resulting from Operations	270,911	(16,716)

Dividends and Distributions from:
Net Investment Income:
I Class	(130,684)	(134,287)
R Class	(2)	(2)

Total Dividends and Distributions	(130,686)	(134,289)

Capital Share Transactions:
I Class:
Issued	—	10,000,140
Reinvestment of Dividends	130,684	134,286

Increase from I Class Shares Capital Share Transactions	130,684	10,134,426

R Class:
Issued	—	140
Reinvestment of Dividends	2	2

Increase from R Class Shares Capital Share Transactions	2	142

Net Increase in Net Assets from Capital Share Transactions	130,686	10,134,568

Total Increase in Net Assets	270,911	9,983,563

Net Assets:
Beginning of Period	9,983,563	—

End of Period	$10,254,474	$9,983,563

Undistributed Net Investment Income	$16,511	$21,842

Shares Issued and Redeemed:
I Class:
Issued	—	1,000,014
Reinvestment of Dividends	13,362	13,610

Increase in Shares Outstanding from I Class Share Transactions	13,362	1,013,624

R Class:
Issued	—	14
Reinvestment of Dividends	—	—

Increase in Shares Outstanding from R Class Share Transactions	—	14

Net Increase in Shares Outstanding from Share Transactions	13,362	1,013,638

* The Fund, I Class and R Class Shares, commenced operations on December 31, 2014.

Amounts designated as “—” are $0 have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	I Class Shares
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015‡
Net Asset Value, Beginning of Period	$9.85		$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.14		(0.17)

Total from Operations	0.26		(0.02)

Dividends and Distributions from:
Net Investment Income	(0.13)		(0.13)

Total Dividends and Distributions	(0.13)		(0.13)

Net Asset Value, End of Period	$9.98		$9.85

Total Return †	2.66%		(0.16)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,254		$9,983
Ratio of Expenses to Average Net Assets	0.45	%*	0.45%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	3.87	%*	4.72%*
Ratio of Net Investment Income to Average Net Assets	2.52	%*	1.85%*
Portfolio Turnover Rate	257	%**	798%**

‡	The Fund’s I Class Shares commenced operations on December 31, 2014.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	Per share calculations were performed using average shares for the period.
*	Annualized.
**	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	R Class Shares
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015‡
Net Asset Value, Beginning of Period	$9.86		$10.00

Income from Operations:
Net Investment Income(1)	0.10		0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.17		(0.15)

Total from Operations	0.27		—

Dividends and Distributions from:
Net Investment Income	(0.13)		(0.14)

Total Dividends and Distributions	(0.13)		(0.14)

Net Asset Value, End of Period	$10.00		$9.86

Total Return †	2.75%		0.05%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—		$—
Ratio of Expenses to Average Net Assets	0.45	%*	0.45	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	3.06	%*	4.72	%*
Ratio of Net Investment Income to Average Net Assets	2.09	%*	1.85	%*
Portfolio Turnover Rate	257	%**	798	%**

‡	The Fund’s R Class Shares commenced operations on December 31, 2014.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	Per share calculations were performed using average shares for the period.
*	Annualized.
**	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “— “ are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirteen funds. The financial statements herein are those of the Logan Circle Partners Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no fair valued securities.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP. For details of the investment classifications, refer to the Schedule of Investments.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 securities.

For the period ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2016, the Fund paid $54,749 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended April 30, 2016, the R Class Shares incurred no shareholder servicing fees.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement Logan Circle Partners, L.P., (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed (effective at Fund commencement) to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2017. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $163,047, expiring in 2018.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended April 30, 2016, were as follows:

	U.S. Government	Other	Total
Purchases	$20,140,087	$3,277,058	$23,417,145
Sales	19,685,802	3,410,090	23,095,892

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the period ended October 31, 2015 was as follows:

Ordinary Income
2015	$134,289

As October 31, 2015 of the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$21,842
Capital Loss Carryforwards Short-Term	(38,459)
Unrealized Depreciation	(134,388)

Total Accumulated Losses	$(151,005)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards for the Fund, all of which are not subject to expiration, were short-term losses of $38,094 at October 31, 2015.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$10,349,087	$116,257	$(117,325)	$(1,068)

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

8. Other:

At April 30, 2016, 100% of I Class Shares total shares outstanding were held by one record related party shareholder and 100% of R Class Shares total shares outstanding were held by three record shareholders, owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration/Risks:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2015 to April 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratios		Expenses Paid During Period*
Logan Circle Partners Core Plus Fund
Actual Fund Return
I Class Shares	$1,000.00	$1,026.60	0.45%		$2.27
R Class Shares	1,000.00	1,027.50	0.45%		2.27
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,022.62	0.45%		$2.27
R Class Shares	1,000.00	1,021.38	0.70	%(1)	3.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
(1)	The share class is expected to run at the expense limit of 0.70% when assets are contributed.

Logan Circle Partners Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

Logan Circle Partners, L.P.

1717 Arch Street, Suite 1500

Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

LCP-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016